Valuation and qualifying accounts (Notes)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Valuation and qualifying accounts

						$ million
		2017		2016		2015
	Accounts receivable	Fixed asset investments	Accounts receivable	Fixed asset investments	Accounts receivable	Fixed asset investments
At 1 January	392	335	447	435	331	517
Charged to costs and expenses	68	47	120	55	243	195
Charged to other accounts[a]	13	3	(7)	(2)	(23)	(4)
Deductions	(138)	(71)	(168)	(153)	(104)	(273)
At 31 December	335	314	392	335	447	435

[a]	Principally exchange adjustments.
Valuation and qualifying accounts comprise impairment provisions for accounts receivable and fixed asset investments, and are deducted in the balance sheet from the assets to which they apply.
For information on significant judgements made in relation to the recoverability of trade receivables see Impairment of loans and receivables within Note 1.